Vessels and Other Fixed Assets, Net - Capital leases (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Years
Lease commitments - short term	$ 65,837	$ 15,348
Lease commitments - long term	540,925	214,741
Capital Lease Obligations
Years
December 31, 2019	94,352
December 31, 2020	82,228
December 31, 2021	79,889
December 31, 2022	76,930
December 31, 2023	180,771
December,31 2024 and thereafter	216,024
Total bareboat lease minimum payments	730,194
Unamortized debt issuance costs	2,975	$ 35
Total bareboat lease minimum payments, net	727,219
Excluding bareboat lease interest	120,457
Lease commitments - short term	65,837
Lease commitments - long term	$ 540,925